RAINWATER EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 81.1%	Shares	Value
Communication Services - 3.3%
Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A	2,409	$677,387

Financials - 7.2%
Asset Management & Custody Banks - 0.7%
Roko AB (a)	761	149,969

Financial Exchanges & Data - 2.9%
Tel Aviv Stock Exchange Ltd.	26,052	607,636

Transaction & Payment Processing Services - 3.6%
Mastercard, Inc. - Class A	816	450,424
PayPal Holdings, Inc. (a)	4,129	286,016
		736,440
Total Financials		1,494,045

Health Care - 10.1%
Life Sciences Tools & Services - 10.1%
Agilent Technologies, Inc.	4,669	683,355
Mettler-Toledo International, Inc. (a)	478	676,986
Thermo Fisher Scientific, Inc.	1,266	718,316
Total Health Care		2,078,657

Industrials - 31.6%(b)
Aerospace & Defense - 24.7%
Curtiss-Wright Corp.	982	585,007
General Electric Co.	6,399	1,976,971
HEICO Corp.	2,558	812,856
Loar Holdings, Inc. (a)	14,356	1,135,990
TransDigm Group, Inc.	462	604,532
		5,115,356
Building Products - 0.5%
CSW Industrials, Inc.	412	103,173

Environmental & Facilities Services - 2.1%
Waste Connections, Inc.	2,598	435,633

Industrial Conglomerates - 2.8%
3M Co.	3,474	578,421

Trading Companies & Distributors - 1.5%
AddTech AB - Class B	8,881	301,011
Total Industrials		6,533,594

RAINWATER EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 81.1% (CONTINUED)	Shares	Value
Information Technology - 28.9%(b)
Application Software - 1.5%
Constellation Software, Inc.	121	$318,435

Electronic Components - 6.1%
Amphenol Corp. - Class A	9,102	1,268,273

Electronic Equipment & Instruments - 2.6%
Lagercrantz Group AB - Class B	21,679	532,605

Semiconductors - 6.3%
Broadcom, Inc.	3,540	1,308,490

Systems Software - 6.1%
Microsoft Corp.	2,419	1,252,582

Technology Hardware, Storage & Peripherals - 6.3%
CompoSecure, Inc. (a)	65,040	1,291,694
Total Information Technology		5,972,079
TOTAL COMMON STOCKS (Cost $15,250,904)		16,755,762

EXCHANGE TRADED FUNDS - 3.0%
SPDR S&P 500 ETF Trust	916	624,767
TOTAL EXCHANGE TRADED FUNDS (Cost $592,435)		624,767

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 15.9%
First American Government Obligations Fund - Class X, 4.03% (c)	3,292,873	3,292,873
TOTAL MONEY MARKET FUNDS (Cost $3,292,873)		3,292,873

TOTAL INVESTMENTS - 100.0% (Cost $19,136,212)		$20,673,402
Liabilities in Excess of Other Assets - (0.0)% (d)		(7,792)
TOTAL NET ASSETS - 100.0%		$20,665,610
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	Represents less than (0.05)% of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RAINWATER EQUITY ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Rainwater Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$16,755,762	$—	$—	$16,755,762
Exchange Traded Funds	624,767	—	—	624,767
Money Market Funds	3,292,873	—	—	3,292,873
Total Investments	$20,673,402	$—	$—	$20,673,402
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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